RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Related Party Transaction [Line Items]
Management Fees Paid	$ 4,008,284	$ 2,257,814
Series Seven [Member]
Related Party Transaction [Line Items]
Management Fees Paid	0	0
Series Nine [Member]
Related Party Transaction [Line Items]
Management Fees Paid	0	0
Series Ten [Member]
Related Party Transaction [Line Items]
Management Fees Paid	344,731	317,801
Series Eleven [Member]
Related Party Transaction [Line Items]
Management Fees Paid	548,688	115,335
Series Twelve [Member]
Related Party Transaction [Line Items]
Management Fees Paid	191,044	662,903
Series Fourteen [Member]
Related Party Transaction [Line Items]
Management Fees Paid	$ 2,923,821	$ 1,161,775